Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017
Net Income	$ (3,965,000)			$ 6,736,000
Predecessor [Member]
Weighted average basic common shares outstanding		348,524,566	342,250,000	348,524,566	342,250,000
Dilutive potential common shares		21,475,434	27,750,000	21,475,434	27,750,000
Weighted average dilutive common shares outstanding		370,000,000	370,000,000	370,000,000	370,000,000
Net Income		$ 1,283,000	$ 7,416,000	$ 6,736,000	$ 10,258,000
Less: Earnings allocated to participating securities		(5,945)	(34,991)	192,183	(48,401)
Net income available to basic common shares		$ 1,277,005	$ 7,381,009	$ 6,928,183	$ 10,209,599
Basic earnings per common share		$ 0.00	$ 0.02	$ 0.02	$ 0.03
Less: Earnings allocated to participating securities		$ (5,602)	$ (32,378)	$ 181,077	$ (44,786)
Net income available to diluted common shares		$ 1,277,398	$ 7,383,622	$ 6,917,077	$ 10,213,214
Diluted earnings per common share		$ 0.00	$ 0.02	$ 0.02	$ 0.03